Summary of Non-Vested (Restricted) Stock Activity (Detail) (Non-Vested (Restricted) Stock, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,487,292
Shares, Granted	218,725
Shares, Vested	(57,300)	0	0
Shares, Forfeited	(5,000)
Shares, Non-vested ending balance	2,643,717	2,487,292
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 40.70
Weighted-Average Grant Date Fair Value, Granted	$ 96.84	$ 80.21	$ 69.66
Weighted-Average Grant Date Fair Value, Vested	$ 45.71
Weighted-Average Grant Date Fair Value, Forfeited	$ 56.69
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 45.21	$ 40.70